3. Critical estimates and judgments in applying the Company's accounting policies (Details Narrative R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Critical Estimates And Judgments In Applying Companys Accounting Policies Details Narrative
Recognized amount of initial application	R$ 5,256,114